CONCENTRATION (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Concentration Risk [Line Items]
Cash deposit at financial instutions	$ 835,462	$ 1,903,453
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.50%	35.50%	29.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.90%	26.10%	27.20%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.40%		14.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.10%	61.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.70%	33.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.90%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.60%	30.10%	28.90%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	13.40%	28.80%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.90%
Purchase [Member] | Supplier Concentration Risk [Member] | Supplier Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.70%